CONCENTRATION OF RISKS (Tables)	12 Months Ended
Dec. 31, 2022
CONCENTRATION OF RISKS
Schedule of concentration of risk
	2022	2021	2022	2021	2022	2021
	Purchase		Percentage of purchases		Accounts payable trade
Vendor A	$1,497,142	$1,815,817	15.48%	16.37%	$147,376	$397,636
Vendor B	$1,425,867	$1,404,442	14.74%	12.66%	$389,697	$405,999
Vendor C	$1,424,476	$2,026,842	14.73%	18.27%	$509,031	$640,827
Vendor D	$1,171,511	$1,191,344	12.11%	10.74%	$366,764	$269,966
	$5,518,996	$6,438,445	57.06%	58.03%	$1,412,868	$1,714,428